Shareholder Fees (Vanguard Information Technology Index Fund ETF)	Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0